Securities - Securities with Unrealized Losses Not Recognized in Income (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Schedule of Available-for-sale Securities [Line Items]
12 Months or less, Fair Value	$ 14,638	$ 54,040
12 Months or less, Unrealized Loss	(161)	(336)
More than 12 months, Fair Value	82,692	36,125
More than 12 months, Unrealized Loss	(1,774)	(718)
Total Fair Value	97,330	90,165
Total Unrealized Loss	(1,935)	(1,054)
U.S. Treasury Securities and Obligations of U.S. Government Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
12 Months or less, Fair Value		20,449
12 Months or less, Unrealized Loss		(100)
More than 12 months, Fair Value	16,469	6,617
More than 12 months, Unrealized Loss	(140)	(92)
Total Fair Value	16,469	27,066
Total Unrealized Loss	(140)	(192)
Obligations of States and Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
12 Months or less, Fair Value	8,008	4,057
12 Months or less, Unrealized Loss	(71)	(41)
More than 12 months, Fair Value	25,890	7,309
More than 12 months, Unrealized Loss	(531)	(131)
Total Fair Value	33,898	11,366
Total Unrealized Loss	(602)	(172)
Mortgage-backed Securities in Government Sponsored Entities [Member]
Schedule of Available-for-sale Securities [Line Items]
12 Months or less, Fair Value	6,630	29,534
12 Months or less, Unrealized Loss	(90)	(195)
More than 12 months, Fair Value	40,333	22,199
More than 12 months, Unrealized Loss	(1,103)	(495)
Total Fair Value	46,963	51,733
Total Unrealized Loss	$ (1,193)	$ (690)